INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill, key assumptions (Details) $ in Millions	12 Months Ended
Jun. 30, 2026 USD ($)
Minimum
Disclosure of reconciliation of changes in goodwill
Projected range period	8 years
Maximum
Disclosure of reconciliation of changes in goodwill
Projected range period	17 years
Rizobacter Uge
Disclosure of reconciliation of changes in goodwill
Decrease in market share	5.00%
Increase in discount rate	1.00%
Decrease in terminal growth rate	0.50%
Decrease in recoverable amount	$ 9
Goodwill
Disclosure of reconciliation of changes in goodwill
Discount rate	8.00%
Growth rate	2.00%
Projection period	5 years